CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income for the year		$ 3,957,833	$ 2,548,701		$ 1,053,318
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment		38,937	(23,710)		(81,953)
Reclassification of currency translation adjustment reserve	[1]	(878)	(71,252)	[2]
Change in value of cash flow hedges and instruments at fair value	[3]	(112,433)	(5,186)		(1,178)
Income tax relating to components of other comprehensive income		(24,591)			(1,511)
From participation in non-consolidated companies:
- Currency translation adjustment		110,801	7,336		(11,085)
- Changes in the value of cash flow hedges and instruments at fair value		(47,963)	1,435		13
Total other comprehensive (loss) that will be reclassified to profit or loss, net of tax		(36,127)	(91,377)		(95,714)
Items that will not be reclassified to profit or loss:
Remeasurements of post-employment benefit obligations		(6,816)	13,577		14,648
Income tax on items that will not be reclassified		2,204	(2,673)		(5,137)
Remeasurements of post-employment benefit obligations of non-consolidated companies		(4,083)	3,588		3,829
Total other comprehensive (loss) income that will not be reclassified to profit or loss, net of tax		(8,695)	14,492		13,340
Other comprehensive (loss) for the year		(44,822)	(76,885)		(82,374)
Total comprehensive income for the year		3,913,011	2,471,816		970,944
Attributable to:
Shareholders' equity		3,873,213	2,476,373		1,016,434
Non-controlling interests		39,798	(4,557)		(45,490)
Total comprehensive income for the year		$ 3,913,011	$ 2,471,816		$ 970,944

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement. For more information see note 36 “Termination of NKKTubes joint venture”.
[2]	Related to NKKTubes’ cease of operations. For more information see note 36 “Termination of NKKTubes joint venture”.
[3]	Mainly related to the change in the fair value of U.S. dollar-denominated Argentine bonds. For more information see note 29.